CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive Income Attributable to Gardner Denver Holdings, Inc.
Net income attributable to Gardner Denver Holdings, Inc.		$ 159.1	$ 269.4	$ 18.4
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments, net		(1.5)	(61.0)	106.0
Unrecognized gains on cash flow hedges, net		7.2	18.1	12.4
Pension and other postretirement prior service cost and gain or loss, net		(6.5)	(4.6)	24.2
Other comprehensive (loss) income, net of tax	[1]	(0.8)	(47.5)	142.6
Comprehensive income attributable to Gardner Denver Holdings, Inc.		158.3	221.9	161.0
Comprehensive Income Attributable to Noncontrolling Interests
Net income attributable to noncontrolling interests		0.0	0.0	0.1
Other comprehensive income, net of tax		0.0	0.0	0.0
Comprehensive income attributable to noncontrolling interests		0.0	0.0	0.1
Total Comprehensive Income		$ 158.3	$ 221.9	$ 161.1

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.